MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Properties Plant And Equipment
SCHEDULE OF MINERAL PROPERTIES, PLANT AND EQUIPMENT

A summary of the Company’s Mineral Properties, Plant and Equipment is as follows:

	Depletable mineral properties	Exploration and evaluation	Plant and equipment	Total
	$	$	$	$
Cost
Balance, December 31, 2023	69,555	12,189	111,103	192,847
Additions	15,194	-	7,425	22,619
Change in decommissioning and restoration costs (Note 13)	1,752	-	-	1,752
Disposals	-	-	(2,721)	(2,721)
Adjustments	29,220	-	-	29,220
Balance, December 31, 2024	115,721	12,189	115,807	243,717
Additions	9,212	-	21,407	30,619
Change in decommissioning and restoration costs (Note 13)	3,006	-	-	3,006
Disposals	(3,244)	-	(3,758)	(7,002)
Impairment reversals	2,071		2,017	4,088
Balance, December 31, 2025	126,766	12,189	135,473	274,428

Accumulated depreciation and impairment
Balance, December 31, 2023	16,860	-	34,222	51,082
Depletion, depreciation and amortization	3,933	-	15,773	19,706
Disposals	-	-	(1,024)	(1,024)
Adjustments	29,220	-	-	29,220
Balance, December 31, 2024	50,013	-	48,971	98,984
Depletion, depreciation and amortization	7,199	-	14,378	21,577
Disposals	(3,245)	-	(3,446)	(6,691)
Adjustments	(513)	-	513	-
Balance, December 31, 2025	53,454	-	60,416	113,870

Cost as at December 31, 2024	115,721	12,189	115,807	243,717
Accumulated depreciation and impairment	(50,013)	-	(48,971)	(98,984)
Carrying value - December 31, 2024	65,708	12,189	66,836	144,733

Cost as at December 31, 2025	126,766	12,189	135,473	274,428
Accumulated depreciation and impairment	(53,454)	-	(60,416)	(113,870)
Carrying value – December 31, 2025	73,312	12,189	75,057	160,558

SCHEDULE OF GOODWILL

A summary of the Company’s goodwill and allocation to each CGU is as follows:

	December 31, 2025	December 31, 2024
	$	$
Caballo Blanco Group (Tres Amigos mine)	2,963	2,963
San Lucas Group	12,503	12,503
Goodwill	15,466	15,466

SCHEDULE OF IMPAIRMENT TESTING

For the year ended December 31, 2024 and 2025, the Company’s impairment testing incorporated the following metal price assumptions:

	December 31, 2025		December 31, 2024
	2026-2029 Average	2030 and long-term	2025-2028 Average	2029 and long-term

Zinc price per tonne	$2,801	$2,670	$2,757	$2,770
Silver price per ounce	$45.70	$37.74	$30.79	$27.29